SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

In accordance with SFAS 165 (ASC 855-10) management has performed an evaluation of subsequent events through the date of this Quarterly Report on Form 10-Q and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements.

On July 3, 2023, the Company entered into a Settlement Agreement and Mutual Release (the “Settlement Agreement”) by and between the Company, Christopher Percy and Daniel Bates, whereby the parties agreed to a global settlement to a lawsuit filed by the Company against Mr. Percy in September 2022 in Clark County, Nevada in the Eighth Judicial District Court (Case No: A-22-85843-B), with the case being subsequently removed to the United States District Court, District of Nevada (2:22-cv-01862-ART-NJK). Thereafter, Mr. Percy counterclaimed against the Company and brought third-party claims against Mr. Bates (the “ Percy Litigation”). Pursuant to the Settlement Agreement, none of the parties admitted to fault or liability, Mr. Percy agreed to pay $150,000 to the Company (the “Percy Payment”) and, within ten (10) business days of the Percy Payment being received, Mr. Bates agreed to remit $25,000 to Mr. Percy (the “Bates Payment”). In addition, the parties agreed to work together to promptly release the $5,000 Temporary Restraining Order/Preliminary Injunction bond currently deposited with the Clerk of the Court for the Eighth Judicial District Court, Clark County, Nevada. Once released, said bond shall be remitted to Mr. Percy. In addition, pursuant to the Settlement Agreement, the Company agreed to, within ten (10) days of the effective date, instruct its transfer agent to (i) issue 1,500,000 shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”) to Mr. Percy, (ii) restore and/or reissue to Mr. Percy the 3,000,000 shares of Common Stock that was previously cancelled by the Company and (iii) withdraw its stop-transfer demand current in place with respect to 4,200,000 shares of Common Stock owned by Mr. Percy (collectively, the “Percy Shares”). Mr. Percy agreed to not sell, on any given trading day, the Percy Shares in an amount that exceeds more than 10% of the daily trading volume of the Common Stock, with such trading volume determined by the trading platform upon which the Common Stock is then traded. As consideration for entering into the Settlement Agreement, the parties agreed to a customary mutual release of claims. Within five (5) business dates of the Bates Payment being remitted, the parties agreed to submit a joint stipulation to the United States District Court, District of Nevada, dismissing all claims, crossclaims, counterclaims, and/or third-party claims in the Litigation, with prejudice.

On July 7, 2023, Walleye Opportunities Master Fund Ltd, converted $532,500 of the promissory notes it purchased pursuant to the February Purchase Agreement into 25,000,000 shares of common stock.

On July 6, 2023, the Company issued Brad Listermann 430,000 shares of common stock. The shares were issued per the terms of a Settlement Agreement effective June 13, 2023.

On July 24, 2023, the Company issued 6,000,000 shares of common stock for services.

On July 24, 2023, the Company issued 5,725,000 shares of common stock for conversion of a loan payable in the amount $114,500.

On July 31, 2023 (the “August Note Original Issue Date”), the Company entered into a securities purchase agreement (the “August Purchase Agreement”) with an accredited investor (the “August Investor”), pursuant to which the August Investor purchased a senior convertible promissory note in the original principal amount of $500,000 (the “August Note”). In addition, as an additional inducement to the August Investor for purchasing the August Note, the Company issued 21,000,000 shares of its common stock to the August Investor at the closing. These shares are being valued at the closing stock price on the date of grant with the relative fair value accounted for as a debt discount. The transactions contemplated under the August Purchase Agreement closed on August 4, 2023.

The August Note matures on July 31, 2024 and bears interest at a rate of 10% per annum (the “Guaranteed Interest”), carries an original issue discount of 15% and has a conversion price of 90% per share of the lowest VWAP during the 20 trading day period before the conversion. The Company may prepay any portion of the outstanding principal amount and the guaranteed interest at any time and from time to time, without penalty or premium, provided that any such prepayment will be applied first to any unpaid collection costs, then to any unpaid fees, then to any unpaid Default Rate interest (as defined in the August Note), and any remaining amount shall be applied first to any unpaid guaranteed interest, and then to any unpaid principal amount.

The August Investor was granted a right of first refusal as the exclusive party with respect to any Equity Line of Credit transaction or financing (an “Additional Financing”) that the Company enters into during the 24-month period after the August Note Original Issue Date. In the event the Company enters into an Additional Financing, the Company must provide notice to the August Investor not less than 10 trading days in advance of the proposed entry. If the August Investor accepts all usual and customary terms set forth in the Additional Financing notice, the August Investor must, within 20 trading days of receipt of the notice, prepare all relevant documents in respect thereof for execution and delivery by the Company, provided, however, that the Company’s outside counsel must prepare the relevant registration statement to be filed with the United States Securities and Exchange Commission no later than 45 days after the Company receives the documents.

The August Note sets forth certain standard events of default (each such event, an “August Note Event of Default”), which, upon such August Note Event of Default, the principal amount and the guaranteed interest then outstanding under the August Note becomes convertible into shares of the Company’s common stock pursuant to a notice provided by the August Investor to the Company. At any time after the occurrence of an August Note Event of Default, the outstanding principal amount and the outstanding guaranteed interest then outstanding on the August Note, plus accrued but unpaid Default Rate (as defined in the August Note) interest, liquidated damages and other amounts owing in respect thereof through the date of acceleration, shall become immediately due and payable at the August Investor’s option, in cash or in shares of the Company’s common stock at 120% of the outstanding principal amount of the August Note and accrued and unpaid interest, plus other amounts, costs, expenses and liquidated damages due in respect of the August Note.

NOTE 13 – SUBSEQUENT EVENTS

In accordance with SFAS 165 (ASC 855-10) management has performed an evaluation of subsequent events through the date that the financial statements were issued and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements.

On January 18, 2023, the Company appointed Bart Fisher as an independent member of the Board of Directors.

January 26, 2023, the Company issued a total of 10,500,000 shares of common stock and warrants to purchase up to 10,500,000 additional shares of common stock, to four individuals pursuant to the Signed Securities Purchase Agreements on January 26, 2023, for total cash proceeds of $210,000. The Warrants are exercisable for shares of the Company’s common stock at a price of $0.03 per share and expires three years from the date of issuance.

On February 16, 2023, the Board of Directors approved a special dividend of five shares of the Company's common stock for every one hundred shares of common stock issued and outstanding (the "Dividend"). The record date for the Dividend is February 27, 2023, and the payment date is March 13, 2023.

On February 17, 2023, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with a Schedule of Buyers. The Company has authorized a new series of senior convertible notes in the aggregate principal amount of $4,080,000, which Notes shall be convertible into shares of common stock at the lower of (a)120% of the closing price on the day prior to closing, (the “Fixed Conversion Price”) or (b) a 10% discount to the lowest daily volume weighted average price reported by Bloomberg (“VWAP”) of the Common Stock during the 10 trading days prior to the conversion date(collectively, the “Conversion Price”)

On February 17, 2023, the initial Investor of the Purchase Agreement purchased a senior convertible promissory note (the “Note”) in the original principal amount of $2,500,000 and a warrant to purchase 29,434,850 shares of the Company’s common stock. The maturity date of the Note is February 21, 2024 (the “Maturity Date”). The Note bears interest at a rate of 5% per annum. The Note carries an original issue discount of 2%. The Company may not prepay any portion of the outstanding principal amount, accrued and unpaid interest or accrued and unpaid late charges on principal and interest, if any, except as specifically permitted by the terms of the Note. The Warrant is exercisable for shares of the Company’s common stock at a price of $0.845 per share and expires five years from the date of issuance.

On February 21, 2023, Silverback Capital Corporation, fully converted its note dated March 31, 2022, with principal and interest of $360,000 and $25,723, respectively, into 19,286,137 shares of common stock.

On February 22, 2023, the Company issued 6,250,000 shares of common stock and a warrant to purchase up to an additional 6,250,000 shares of common stock, pursuant to a Signed Securities Purchase Agreement, for total cash proceeds of $125,000. The Warrant is exercisable for shares of the Company’s common stock at a price of $0.03 per share and expires three years from the date of issuance.

On February 23, 2023, the Company issued 500,000 shares of common stock to Bart Fisher, Director, for services.

On February 23, 2023, the Company issued 600,000 shares of common stock to an individual for services.